FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2011
FINANCIAL INSTRUMENTS
Changes in AOCI balances pertaining to foreign hedging activities

	2011	2010
AOCI, beginning of year	$—	$—
Loss reclassified from AOCI into production cost	1,459	—
Loss recognized in OCI	(5,863)	—

AOCI, end of year	$(4,404)	$—

Summary of the amounts recognized in the "Gain on derivative financial instruments" line item of the Consolidated Statements of Income

	2011	2010	2009
Premiums realized on written foreign exchange call options	$4,995	$4,845	$4,494
Realized gain on foreign exchange extendible flat forward	—	1,797	—
Realized loss on foreign exchange forwards	(1,407)	—	—
Realized gain on foreign exchange collar	—	711	—
Mark-to-market gain on foreign exchange extendible flat forward	—	142	—
Realized gain (loss) on zinc financial instruments	3,419	3,733	(752)
Realized gain (loss) on copper financial instruments	79	(558)	(150)
Realized loss on silver financial instruments	(3,403)	(3,058)	—

	$3,683	$7,612	$3,592